SEGMENT REPORTING - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment reporting as per business segments
Net sales	R$ 39,644,010	R$ 46,159,478	R$ 36,917,619
Cost of sales	(35,440,726)	(40,010,100)	(33,312,995)
GROSS PROFIT	4,203,284	6,149,378	3,604,624
Selling, general and administrative expenses	(1,430,456)	(1,662,794)	(1,654,908)
Other operating income (expenses)	428,156	(34,992)	91,731
Impairment of non-financial assets			(1,114,807)
Gains and losses on assets held for sale and sales of interest in subsidiaries		(414,507)	(721,682)
Reversal of contingent liabilities, net			929,711
Equity in earnings of unconsolidated companies	(17,050)	10,141	(34,597)
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	3,183,934	4,047,226	1,100,072
Financial result, net	(1,509,214)	(1,889,795)	(1,143,348)
INCOME (LOSS) BEFORE TAXES	1,674,720	2,157,431	(43,276)
Income and social contribution taxes	(457,833)	168,951	(295,391)
Net income (loss)	1,216,887	2,326,382	(338,667)
Depreciation/amortization	2,074,295	1,891,814	2,092,551
Investments in associates and jointly-controlled entities	1,812,399	1,367,802	1,280,299	R$ 798,844
Total assets	54,002,970	51,281,029	50,301,761
Total liabilities	26,829,843	25,342,458	26,407,820
Operating Segments | Brazil
Segment reporting as per business segments
Net sales	16,122,171	15,745,161	12,562,727
Cost of sales	(14,363,253)	(13,044,433)	(10,996,383)
GROSS PROFIT	1,758,918	2,700,728	1,566,344
Selling, general and administrative expenses	(539,344)	(564,031)	(539,613)
Other operating income (expenses)	293,806	(33,814)	(11,513)
Impairment of non-financial assets			(45,279)
Equity in earnings of unconsolidated companies	(828)	(1,700)
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	1,512,552	2,101,183	969,939
Financial result, net	(520,821)	(442,966)	(564,397)
INCOME (LOSS) BEFORE TAXES	991,731	1,658,217	405,542
Income and social contribution taxes	(214,400)	(410,651)	(103,263)
Net income (loss)	777,331	1,247,566	302,279
Depreciation/amortization	1,008,713	951,826	909,333
Investments in associates and jointly-controlled entities	11,472	3,250
Total assets	17,195,824	17,473,039	17,051,262
Total liabilities	4,686,686	8,072,380	9,592,948
Operating Segments | North America
Segment reporting as per business segments
Net sales	14,656,028	19,927,390	15,433,380
Cost of sales	(13,351,209)	(18,164,834)	(14,823,590)
GROSS PROFIT	1,304,819	1,762,556	609,790
Selling, general and administrative expenses	(444,326)	(607,581)	(569,696)
Other operating income (expenses)	30,048	19,114	29,113
Impairment of non-financial assets			(1,069,528)
Equity in earnings of unconsolidated companies	(110,959)	(77,872)	(111,581)
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	779,582	1,096,217	(1,111,902)
Financial result, net	(99,029)	(37,351)	(46,184)
INCOME (LOSS) BEFORE TAXES	680,553	1,058,866	(1,158,086)
Income and social contribution taxes	(188,458)	(224,897)	201,807
Net income (loss)	492,095	833,969	(956,279)
Depreciation/amortization	571,015	511,154	684,121
Investments in associates and jointly-controlled entities	681,807	301,271	346,080
Total assets	15,178,053	14,659,926	14,872,755
Total liabilities	4,506,771	4,935,210	3,315,546
Operating Segments | South America
Segment reporting as per business segments
Net sales	3,259,253	3,801,210	4,025,736
Cost of sales	(2,762,157)	(3,230,952)	(3,523,394)
GROSS PROFIT	497,096	570,258	502,342
Selling, general and administrative expenses	(119,627)	(136,707)	(202,862)
Other operating income (expenses)	15,510	(11,421)	11,260
Equity in earnings of unconsolidated companies	66,468	51,648	41,554
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	459,447	473,778	352,294
Financial result, net	(163,459)	(117,270)	(74,301)
INCOME (LOSS) BEFORE TAXES	295,988	356,508	277,993
Income and social contribution taxes	(100,341)	(86,667)	(123,552)
Net income (loss)	195,647	269,841	154,441
Depreciation/amortization	120,462	88,537	155,038
Investments in associates and jointly-controlled entities	748,392	701,233	584,898
Total assets	4,562,604	4,421,487	5,208,265
Total liabilities	996,876	1,053,007	1,711,963
Operating Segments | Special Steel
Segment reporting as per business segments
Net sales	6,701,900	8,158,626	6,228,543
Cost of sales	(6,167,502)	(7,064,608)	(5,301,172)
GROSS PROFIT	534,398	1,094,018	927,371
Selling, general and administrative expenses	(170,170)	(186,037)	(166,656)
Other operating income (expenses)	33,058	10,081	14,989
Equity in earnings of unconsolidated companies	6,776	15,629	15,460
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	404,062	933,691	791,164
Financial result, net	(109,116)	(112,109)	(122,837)
INCOME (LOSS) BEFORE TAXES	294,946	821,582	668,327
Income and social contribution taxes	(60,749)	(191,386)	(192,902)
Net income (loss)	234,197	630,196	475,425
Depreciation/amortization	374,105	340,297	344,059
Investments in associates and jointly-controlled entities	224,201	213,899	199,647
Total assets	8,597,180	8,825,830	8,834,041
Total liabilities	1,604,885	1,736,085	2,753,091
Eliminations and Adjustments
Segment reporting as per business segments
Net sales	(1,095,342)	(1,472,909)	(1,332,767)
Cost of sales	1,203,395	1,494,727	1,331,544
GROSS PROFIT	108,053	21,818	(1,223)
Selling, general and administrative expenses	(156,989)	(168,438)	(176,081)
Other operating income (expenses)	55,734	(18,952)	47,882
Gains and losses on assets held for sale and sales of interest in subsidiaries		(414,507)	(721,682)
Reversal of contingent liabilities, net			929,711
Equity in earnings of unconsolidated companies	21,493	22,436	19,970
INCOME BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	28,291	(557,643)	98,577
Financial result, net	(616,789)	(1,180,099)	(335,629)
INCOME (LOSS) BEFORE TAXES	(588,498)	(1,737,742)	(237,052)
Income and social contribution taxes	106,115	1,082,552	(77,481)
Net income (loss)	(482,383)	(655,190)	(314,533)
Investments in associates and jointly-controlled entities	146,527	148,149	149,674
Total assets	8,469,309	5,900,747	4,335,438
Total liabilities	15,034,625	9,545,776	9,034,272
Eliminations and Adjustments | Brazil
Segment reporting as per business segments
Net sales	(920,659)	(1,280,770)	(1,216,526)
Eliminations and Adjustments | North America
Segment reporting as per business segments
Net sales	(62,196)	(84,335)	(59,478)
Eliminations and Adjustments | South America
Segment reporting as per business segments
Net sales		(4,988)	(6,490)
Eliminations and Adjustments | Special Steel
Segment reporting as per business segments
Net sales	R$ (112,487)	R$ (102,816)	R$ (50,273)